UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09939
                                                     ---------

                     Advantage Advisers Stratigos Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                    ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)



                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital ......................  1

Schedule of Portfolio Investments ..........................................  2

Schedule of Securities Sold, Not Yet Purchased .............................  4

Statement of Operations ....................................................  5

Statements of Changes in Members' Capital ..................................  6

Notes to Financial Statements ..............................................  7

Results of Special Meeting of Members ......................................  16

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                              JUNE 30, 2004
                                                                                               (UNAUDITED)

ASSETS
Investment in securities, at market value (cost - $10,315,177)                                 $12,624,538
Receivable for investment securities sold                                                        2,293,278
Cash and cash equivalents                                                                        1,442,648
Due from broker                                                                                    153,749
Dividends receivable                                                                                 1,438
Interest receivable                                                                                    723
Other assets                                                                                        14,178
                                                                                               -----------
    TOTAL ASSETS                                                                                16,530,552
                                                                                               -----------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $1,057,907)                        620,431
Withdrawals payable                                                                              1,308,523
Payable for investment securities purchased                                                        573,288
Accounting and investor services fees payable                                                       16,483
Administration fees payable                                                                         12,482
Accrued expenses                                                                                    71,396
                                                                                               -----------
    TOTAL LIABILITIES                                                                            2,602,603
                                                                                               -----------
      NET ASSETS                                                                               $13,927,949
                                                                                               ===========

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                      $11,083,155
Accumulated net investment loss                                                                   (264,871)
Accumulated net realized gain on investments                                                       362,828
Net unrealized appreciation on investments                                                       2,746,837
                                                                                               -----------

MEMBERS' CAPITAL - NET ASSETS                                                                  $13,927,949
                                                                                               ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              JUNE 30, 2004
SHARES                                                                                         MARKET VALUE
                  COMMON STOCK -- 89.04%
                     APPLICATIONS SOFTWARE -- 4.92%
      24,000            Microsoft Corp.                                                        $   685,440
                                                                                               -----------
                     COMPUTERS - INTEGRATED SYSTEMS -- 2.05%
     130,000            Silicon Graphics, Inc.*                                                    286,000
                                                                                               -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 12.88%
      26,442            Altera Corp.*                                           (a)                585,955
      50,000            ATI Technologies, Inc.*                                                    943,000
       1,551            Leadis Technology, Inc.*                                                    20,799
      11,130            National Semiconductor Corp.                                               244,748
                                                                                               -----------
                                                                                                 1,794,502
                                                                                               -----------
                     ENTERPRISE SOFTWARE / SERVICES -- 5.99%
      35,000            Informatica Corp.*                                                         267,050
      25,000            Novell, Inc.*                                                              209,750
      30,000            Oracle Corp.*                                                              357,900
                                                                                               -----------
                                                                                                   834,700
                                                                                               -----------
                     ENTERTAINMENT SOFTWARE -- 7.54%
      30,000            Activision, Inc.                                        (a)                477,000
      25,000            THQ, Inc.*                                                                 572,500
                                                                                               -----------
                                                                                                 1,049,500
                                                                                               -----------
                     NETWORKING PRODUCTS -- 11.28%
      30,000            Cisco Systems, Inc.*                                                       711,000
      35,000            Juniper Networks, Inc.*                                                    859,950
                                                                                               -----------
                                                                                                 1,570,950
                                                                                               -----------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS -- 22.15%
      20,962            Analog Devices, Inc.                                    (a)                986,891
      20,554            Linear Technology Corp.                                                    811,267
      40,000            Marvell Technology Group Ltd.                                            1,068,000
       2,397            PowerDsine Ltd.*                                                            29,411
      22,817            Taiwan Semiconductor Manufacturing Company Ltd. -
                          Sponsored ADR                                                            189,611
                                                                                               -----------
                                                                                                 3,085,180
                                                                                               -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                              JUNE 30, 2004
SHARES                                                                                         MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     SEMICONDUCTOR EQUIPMENT -- 8.62%
      15,000            Applied Materials, Inc.*                                               $   294,300
      25,000            Brooks Automation, Inc.*                                                   503,750
      15,000            Lam Research Corp.*                                                        402,000
                                                                                               ----------
                                                                                                 1,200,050
                                                                                               ----------
                     TELECOMMUNICATION EQUIPMENT -- 4.07%
     113,514            Nortel Networks Corp.*                                                     566,435
                                                                                               ----------
                     TELECOMMUNICATION EQUIPMENT FIBER OPTICS -- 1.29%
      47,500            JDS Uniphase Corp.*                                                        180,025
                                                                                               ----------
                     TRANSPORT - SERVICES -- 0.91%
       5,492            Sirva, Inc.*                                                               126,316
                                                                                               ----------
                     WEB PORTALS / ISP -- 7.34%
      31,000            SINA Corp.*                                             (a)              1,022,690
                                                                                               -----------
                     TOTAL COMMON STOCK (COST $9,763,027)                                      $12,401,788
                                                                                               -----------

CONTRACTS
                  PURCHASED OPTIONS -- 1.60%
                     PUT OPTIONS -- 1.60%
                     REGISTERED INVESTMENT COMPANY -- 1.60%
         675            Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00                   $   222,750
                                                                                               -----------

                     TOTAL PUT OPTIONS (COST $552,150)                                             222,750
                                                                                               -----------

                  TOTAL PURCHASED OPTIONS (COST $552,150)                                         $222,750
                                                                                               -----------

                  TOTAL INVESTMENTS IN SECURITIES (COST $10,315,177) -- 90.64%                 $12,624,538

                  OTHER ASSETS, LESS LIABILITIES -- 9.36% **                                     1,303,411
                                                                                               -----------

                  NET ASSETS -- 100.00%                                                        $13,927,949
                                                                                               ===========

  (a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    *    Non-income producing security.

   ** Includes $1,442,648 invested in a PNC Bank Money Market Account, which is 10.36% of net assets.

  ADR    American Depository Receipt


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              JUNE 30, 2004
SHARES                                                                                         MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED -- (4.45%)
                     COMMERCIAL SERVICES - FINANCE -- (1.91%)
       7,872            Paychex, Inc.                                                           $ (266,703)
                                                                                                ----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS -- (0.50%)
       3,000            Cree, Inc.                                                                 (69,450)
                                                                                                ----------
                     TELECOMMUNICATION SERVICES -- (0.39%)
      13,102            Time Warner Telecom, Inc., Class A                                         (54,897)
                                                                                                ----------
                     TELEPHONE - INTEGRATED -- (1.65%)
       9,459            SBC Communications, Inc.                                                  (229,381)
                                                                                                ----------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $1,057,907)                $ (620,431)
                                                                                                ==========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS
                                                                                                 ENDED
                                                                                             JUNE 30, 2004
                                                                                              (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of withholding taxes of $359                                                  $   6,970
  Interest                                                                                           789
                                                                                               ---------
                                                                                                   7,759
                                                                                               ---------

EXPENSES
    Administration fees                                                                           79,767
    Accounting and investor services fees                                                         44,264
    Legal fees                                                                                    40,240
    Audit and tax fees                                                                            26,803
    Board of Managers' fees and expenses                                                          23,839
    Custodian fees                                                                                17,363
    Dividends on securities sold, not yet purchased                                                9,481
    Prime broker fees                                                                              5,424
    Interest expense                                                                               3,918
    Insurance expense                                                                              2,400
    Registration expense                                                                           1,156
    Miscellaneous                                                                                 17,975
                                                                                               ---------
      TOTAL EXPENSES                                                                             272,630
                                                                                               ---------

      NET INVESTMENT LOSS                                                                       (264,871)
                                                                                               ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                                                        574,466
    Purchased options                                                                           (202,482)
    Securities sold, not yet purchased                                                            (9,156)
                                                                                               ---------
      NET REALIZED GAIN ON INVESTMENTS                                                           362,828

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                            (987,985)
                                                                                               ---------

      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                           (625,157)
                                                                                               ---------

      DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                          $(890,028)
                                                                                               =========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 SPECIAL
                                                                ADVISORY
                                                                 MEMBER           MEMBERS            TOTAL
                                                              ------------      ------------      ------------
MEMBERS' CAPITAL, DECEMBER 31, 2002                           $         --      $  5,694,203      $  5,694,203
                                                              ------------      ------------      ------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                                   --          (537,464)         (537,464)
  Net realized gain on investments                                      --         2,503,580         2,503,580
  Net change in unrealized appreciation on
    investments                                                         --         3,560,980         3,560,980
  Incentive allocation                                              23,466           (23,466)               --
                                                              ------------      ------------      ------------
  INCREASE IN MEMBERS' CAPITAL DERIVED FROM
    INVESTMENT ACTIVITIES                                           23,466         5,503,630         5,527,096

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                                 --           895,986           895,986
  Exchange of interests from Balius Fund, L.L.C. (Note 1)               --         5,246,909         5,246,909
  Capital withdrawals                                              (23,466)       (1,485,946)       (1,509,412)
                                                              ------------      ------------      ------------
  INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
    CAPITAL TRANSACTIONS                                           (23,466)        4,656,949         4,633,483
                                                              ------------      ------------      ------------

MEMBERS' CAPITAL, DECEMBER 31, 2003                           $         --      $ 15,854,782      $ 15,854,782
                                                              ------------      ------------      ------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                         $         --      $   (264,871)     $   (264,871)
  Net realized gain on investments                                      --           362,828           362,828
  Net change in unrealized depreciation on
    investments                                                         --          (987,985)         (987,985)
  Incentive allocation                                                  --                --                --
                                                              ------------      ------------      ------------
  DECREASE IN MEMBERS' CAPITAL DERIVED FROM
    INVESTMENT ACTIVITIES                                               --          (890,028)         (890,028)

MEMBERS' CAPITAL TRANSACTIONS

  Capital contributions                                                 --           271,718           271,718
  Capital withdrawals                                                   --        (1,308,523)       (1,308,523)
                                                              ------------      ------------      ------------
  DECREASE IN MEMBERS' CAPITAL DERIVED FROM
    CAPITAL TRANSACTIONS                                                --        (1,036,805)       (1,036,805)
                                                              ------------      ------------      ------------

MEMBERS' CAPITAL, JUNE 30, 2004                               $         --      $ 13,927,949      $ 13,927,949
                                                              ============      ============      ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


      1. ORGANIZATION

         Advantage Advisers Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of emerging technology companies. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are five members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C. a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. Subject to the oversight of the Adviser, Mr. Takis Sparaggis, the managing director of Alkeon Capital Management, L.L.C. ("Alkeon"), serves as portfolio manager of the Company. Alkeon is admitted as a non-managing member of the Adviser. Oppenheimer is a minority joint venture partner in Alkeon.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

         Effective after the close of business on December 31, 2002 (the "Exchange Date"), Balius Fund, L.L.C. ("Balius") transferred to the Company substantially all of Balius' assets (after setting aside assets to satisfy the liabilities of Balius, including any amount necessary to fund the withdrawals of those Balius

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

         investors not becoming members of the Company) in exchange for interests in the Company of $5,246,909 which represents the December 31, 2002 value of Balius' assets transferred (this transaction is hereinafter termed the "Exchange"). The Exchange was accomplished by a tax-free exchange of such interests at net asset value and accordingly, no member had any gain or loss as a result of the Exchange. Balius' interests were combined with those of the Company and included net unrealized depreciation of investments of $213,640 and net unrealized appreciation of securities sold, not yet purchased of ($320,321) at the Exchange Date. The aggregate net assets of the Company immediately before and after the Exchange were $5,694,203 and $10,941,112, respectively. The Company's statement of changes in members' capital and financial highlights do not include the operations of Balius prior to the Exchange Date.

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Prior to April 2003, domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Pursuant to a resolution of the Company's Board of Managers passed on July 31, 2003, the valuation methodology set forth below for domestic exchange traded and NASDAQ securities was put in effect reflecting the methodology made available by NASDAQ in April 2003.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) If no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

         (ii)Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ  Official  Closing Price  ("NOCP")  (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At June 30, 2004, $1,442,648 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company reclassified ($537,464) and $2,503,580 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2003. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss, and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the six months ended June 30, 2004, Oppenheimer earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $8,800 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2004, there was no Incentive Allocation to the Special Advisory Member.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is "an interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interest, at its discretion. For the six months ended June 30, 2004, such sales commissions earned by Oppenheimer amounted to $1,000.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004, amounted to $1,750,305 and $6,261,211 respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2004, amounted to $264,136 and $0, respectively.

         At June 30, 2004, the aggregate cost for Federal income tax purposes, of portfolio investments and securities sold, not yet purchased is $10,315,177 and $1,057,907, respectively.

         For Federal income tax purposes, at June 30, 2004, accumulated net unrealized appreciation on investments was $2,746,837, consisting of $3,518,429 gross unrealized appreciation and $771,592 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased and excess cash held at the prime broker as of June 30, 2004.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2004, the average daily amount of such borrowings was $465,263 and the daily weighted average annualized interest rate was 0.01%.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. There were no transactions in written options for the six months ended June 30, 2004.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                  SEPTEMBER 1, 2000
                                                                                                                    (COMMENCEMENT
                                          SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                           JUNE 30, 2004       DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                            (UNAUDITED)            2003             2002              2001              2000
                                          ----------------     ------------     ------------      ------------    -----------------
Net assets, end of period (000s)              $13,928            $15,855           $5,694           $10,685           $23,250
Ratio of net investment loss to
    average net assets***                      (3.41%)*           (3.85%)          (4.52%)           (3.40%)           (5.18%)*
Ratio of expenses to average
    net assets***                               3.51%*             4.04%            4.85%             3.57%             5.80%*
Ratio of incentive allocation
   to net assets                                   0%*             0.17%               0%                0%                0%
Portfolio turnover                                12%               143%             218%              148%               68%
Total return--gross**                          (5.47%)            49.42%          (35.00%)          (48.73%)          (51.11%)
Total return--net**                            (5.47%)            39.53%          (35.00%)          (48.73%)          (51.11%)
Average debt ratio                              2.98%              6.37%            1.69%             0.58%              2.11%

         *    Annualized.

         ** Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the period, gross/net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized. Prior period returns have been adjusted to conform to the current period's presentation.

         *** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9. SUBSEQUENT EVENTS

         Subsequent to June 30, 2004 and through August 15, 2004, the Company received initial and additional capital contributions from Members of $7,750.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on July 15, 2004. At this meeting, the Members elected each of the nominees proposed for election to the Company's Board of Managers. The following provides information concerning the matters voted on at the meeting.

I.   ELECTION OF MANAGERS OF THE COMPANY

                                               VOTES       NON-VOTING     INTERESTS OF
              NOMINEE          VOTED FOR      WITHHELD     INTERESTS         RECORD
      Jesse H. Ausubel         $7,502,188     $258,015     $7,218,717     $14,978,920
      Lawrence K. Becker       $7,502,188     $258,015     $7,218,717     $14,978,920
      James E. Buck            $7,502,188     $258,015     $7,218,717     $14,978,920
      Marshall Dornfeld        $7,294,471     $465,732     $7,218,717     $14,978,920
      Luis Rubio               $7,502,188     $258,015     $7,218,717     $14,978,920
      Janet L. Schinderman     $7,536,106     $224,097     $7,218,717     $14,978,920

II.  PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at
212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Companies voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available, after August 30, 2004, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Advantage Advisers Stratigos Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Marshall Dornfeld
                         -------------------------------------------------------
                              Marshall Dornfeld, Principal Executive Officer & Director (principal executive officer)

Date                          AUGUST 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Marshall Dornfeld
                         -------------------------------------------------------
                              Marshall Dornfeld, Principal Executive Officer & Director (principal executive officer)

Date                          AUGUST 24, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ Lenard Brafman
                         -------------------------------------------------------
                              Lenard Brafman
                              (principal financial officer)

Date                          AUGUST 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.